Deposits (Tables)	12 Months Ended
Mar. 31, 2021
Deposit Liabilities Table Disclosures
Deposits include demand deposits, which are
non-interest-bearing,
and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2020 and March 31, 2021 were as follows:

	As of March 31,
	2020	2021	2021
	(In millions)
Interest-bearing:
Savings deposits	Rs.3,103,769.5	Rs.4,034,924.8	US$	55,167.1
Time deposits	6,626,711.8	7,191,543.0		98,325.8

Total interest-bearing deposits	9,730,481.3	11,226,467.8		153,492.9
Non-interest-bearing deposits	1,731,590.0	2,110,762.4		28,859.2

Total	Rs.11,462,071.3	Rs.13,337,230.2	US$	182,352.1

Time Deposits By Maturity
As of March 31, 2021, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2021
	(In millions)
Due to mature in the fiscal year ending March 31:
2022	Rs.	5,901,654.6	US$	80,689.8
2023		739,927.7		10,116.6
2024		227,574.0		3,111.5
2025		62,326.9		852.2
2026		205,134.6		2,804.7
Thereafter		54,925.2		751.0

Total	Rs.	7,191,543.0	US$	98,325.8